Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Semiconductor ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.8%
Advanced Micro Devices, Inc.
(a)
........... 8,330,010 $ 1,182,028,419
Analog Devices, Inc. ................... 2,155,214 512,984,036
Applied Materials, Inc. ................. 2,941,927 538,578,576
ARM Holdings plc , ADR
(a)(b)
.............. 577,923 93,473,266
ASE Technology Holding Co. Ltd. , ADR ...... 10,045,633 103,771,389
ASML Holding NV (Registered), NYRS , ADR
(b)
. 540,930 433,495,893
Broadcom, Inc. ...................... 3,809,271 1,050,025,551
Entegris, Inc.
(b)
...................... 2,674,444 215,693,909
Intel Corp. ......................... 23,591,655 528,453,072
KLA Corp. .......................... 609,232 545,713,472
Lam Research Corp. .................. 5,707,661 555,583,722
Lattice Semiconductor Corp.
(a)(b)
........... 2,422,589 118,682,635
Marvell Technology, Inc. ................ 7,663,844 593,181,526
Microchip Technology, Inc. ............... 7,945,375 559,116,039
Micron Technology, Inc. ................. 4,881,854 601,688,505
MKS, Inc. .......................... 1,191,957 118,432,847
Monolithic Power Systems, Inc. ........... 696,665 509,526,848
NVIDIA Corp. ....................... 6,824,684 1,078,231,825
NXP Semiconductors NV ............... 2,412,968 527,209,378
ON Semiconductor Corp.
(a)(b)
............. 7,424,186 389,101,588
Onto Innovation, Inc.
(a)(b)
................ 867,244 87,530,937
Qorvo, Inc.
(a)(b)
....................... 1,649,674 140,073,819
QUALCOMM, Inc. .................... 5,401,774 860,286,527
Skyworks Solutions, Inc. ................ 2,674,784 199,324,904
STMicroelectronics NV, NYRS , ADR
(b)
....... 4,104,502 124,817,906
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 2,061,502 466,909,588
Teradyne, Inc. ....................... 2,862,416 257,388,447
Texas Instruments, Inc. ................. 4,288,628 890,404,945
United Microelectronics Corp. , ADR
(b)
....... 11,417,785 87,346,055
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp. ................ 779,073 $ 120,335,616
Total Long-Term Investments — 99.8%
(Cost: $14,742,699,910) ............................ 13,489,391,240
Short-Term Securities
Money Market Funds — 4.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.47%
(e)
................... 535,989,159 536,203,554
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.30% .................... 11,811,346 11,811,346
Total Short-Term Securities — 4.1%
(Cost: $ 547,964,236) .............................. 548,014,900
Total Investments — 103.9%
(Cost: $15,290,664,146 ) ............................ 14,037,406,140
Liabilities in Excess of Other Assets — (3.9)% ............. (524,899,680)
Net Assets — 100.0% ...............................
$ 13,512,506,460
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 304,125,030 $ 232,085,371
(a)
$ — $ (7,804) $ 957 $ 536,203,554 535,989,159 $ 3,681,298
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 15,602,666 — (3,791,320)
(a)
— — 11,811,346 11,811,346 173,224 —
$ (7,804) $ 957 $ 548,014,900 $ 3,854,522 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Semiconductor ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 83 09/19/25 $ 21,394 $ 832,944
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,489,391,240 $ — $ — $ 13,489,391,240
Short-Term Securities
Money Market Funds ...................................... 548,014,900 — — 548,014,900
$ 14,037,406,140 $ — $ — $ 14,037,406,140
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 832,944 $ — $ — $ 832,944
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares